Pensions and Other Post-retirement Benefit Plans - Obligations and Funded Status (Detail) - USD ($) $ in Millions	12 Months Ended
	Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014
Defined Benefit Plan, Change in Plan Assets [Roll Forward]
Employer contributions	$ 20	$ 22	$ 21
Foreign Pension Plan [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period	231	255	234
Service cost	8	9	10
Interest cost	3	4	4
Actuarial loss	52	16	13
Benefits paid	16	8	7
Settlement/Curtailment	(1)	0	0
Other(1)	0	0	8	[1]
Non-U.S. currency movement	49	(45)	(7)
Benefit obligation at end of period	326	231	255
Defined Benefit Plan, Change in Plan Assets [Roll Forward]
Fair value of plan assets at beginning of period	185	191	167
Actual return on plan assets	(14)	22	15
Employer contributions	20	14	14
Benefits paid	16	8	7
Other(1)	0	0	7	[1]
Non-U.S. currency movement	37	(34)	(5)
Fair value of plan assets at end of period	212	185	191
Unfunded status at end of year	$ 114	$ 46	$ 64

[1]	During fiscal 2014 the Japan entity assumed benefit obligations and plan assets from Hitachi Ltd. (“Hitachi”). These pension obligations related to former Hitachi employees who were hired into the HGST Japan entity during or soon after the 2012 acquisition of HGST by the Company.